Hedge accounting (Detail 5) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Comprehensive Income Recognized Directly In Equity Related To Cash Flow Hedges [Line Items]
Translation effects recognized directly in retained earnings		$ 0	$ 0	$ 0
Cash flow hedges of forecast transactions
Other Comprehensive Income Recognized Directly In Equity Related To Cash Flow Hedges [Line Items]
Balance at the beginning of the year		360	955	1,635
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax		(42)	45	234
Net realized (gains) / losses reclassified to the income statement from equity		(294)	(843)	(1,094)
of which: reclassified to interest income on amortized cost instruments	[1]	(293)
of which: reclassified to interest income on FVTPL instruments	[1]	(1)
Translation effects recognized directly in retained earnings		18	39	4
Income tax related to cash flow hedges		67	163	176
Balance at the end of the year		109	360	955
of which: related to hedging relationships for which hedge accounting continues to be applied	[1],[2]	74
of which: amount related to hedging relationships for which hedge accounting is no longer applied	[1],[2]	73
UBS AG
Other Comprehensive Income Recognized Directly In Equity Related To Cash Flow Hedges [Line Items]
Translation effects recognized directly in retained earnings		0	0	0
UBS AG | Cash flow hedges of forecast transactions
Other Comprehensive Income Recognized Directly In Equity Related To Cash Flow Hedges [Line Items]
Balance at the beginning of the year		360	955	1,635
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax		(42)	45	234
Net realized (gains) / losses reclassified to the income statement from equity		(294)	(843)	(1,094)
of which: reclassified to interest income on amortized cost instruments	[1]	(293)
of which: reclassified to interest income on FVTPL instruments	[1]	(1)
Translation effects recognized directly in retained earnings		18	39	4
Income tax related to cash flow hedges		67	163	176
Balance at the end of the year		109	$ 360	$ 955
of which: related to hedging relationships for which hedge accounting continues to be applied	[1],[2]	74
of which: amount related to hedging relationships for which hedge accounting is no longer applied	[1],[2]	$ 73

[1]	This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively
[2]	Amounts are disclosed on a pre-tax basis.